STAFF COSTS (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Staff Cost [Abstract]
Schedule of staff costs
USDm	Q3 2018	Q3 2017	Q1-Q3 2018	Q1-Q3 2017	FY 2017

Included in operating expenses	2.1	2.2	6.7	6.8	9.2
Included in administrative expenses	8.2	7.7	27.6	24.5	34.6
Total staff costs	10.3	9.9	34.3	31.3	43.8